Employee Benefit Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Retirement Benefits [Abstract]
2026	$ 2,478
2027	2,087
2028	1,956
2029	2,069
2030	2,344
Thereafter	12,962
Total	$ 23,896